Commitments (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Other Commitments

The Group’s commitments for capital expenditure were US$3,308 million as at 30 June 2019 (2018: US$2,110 million). The Group’s other commitments are as follows:

	Commitments under finance leases		Commitments under operating leases
	2019	2018	2019	2018
	US$M	US$M	US$M	US$M
Due not later than one year	110	127	440	388
Due later than one year and not later than five years	417	448	876	785
Due later than five years	501	590	589	839

Total	1,028	1,165	1,905	2,012

Future financing liability	(313)	(363)

Finance lease liability	715	802